8. Deposits (Details)	Dec. 31, 2018 USD ($)
Time Deposits [Line Items]
2019	$ 86,679,711
2020	16,061,613
2021	10,685,904
2022	8,780,290
2023	7,971,265
Total time certificates of deposit	$ 130,178,783